UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Unrealized mark-to-market loss, net of dividends received	$ (240.5)
UK taxes	71.4
New Fortress Energy (NFE)
Dividend income	$ 3.7